Average Annual Total Returns - Ashmore Emerging Markets Short Duration Fund	Institutional 1-Year	Institutional 5-Year	Institutional Since Inception	Institutional Inception Date	Institutional Return After Taxes on Distributions 1-Year	Institutional Return After Taxes on Distributions 5-Year	Institutional Return After Taxes on Distributions Since Inception	Institutional Return After Taxes on Distributions Inception Date	Institutional Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Institutional JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes) 1-Year	Institutional JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes) 5-Year	Institutional JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes) Since Inception	Class A 1-Year	Class A 5-Year	Class A Since Inception	Class A Inception Date	Class A JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes) 1-Year	Class A JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes) 5-Year	Class A JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes) Since Inception	Class C 1-Year	Class C 5-Year	Class C Since Inception	Class C Inception Date	Class C JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes) 1-Year	Class C JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes) 5-Year	Class C JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	(7.02%)	5.25%	4.29%	Jun. 24, 2014	(9.09%)	1.73%	0.89%	Jun. 24, 2014	(4.25%)	2.56%	1.81%	Jun. 24, 2014	5.12%	4.71%	3.93%	(9.30%)	4.14%	3.63%	Sep. 23, 2014	5.12%	4.71%	4.11%	(8.84%)		(1.19%)	Jun. 13, 2017	5.12%		4.42%